INCOME TAXES - Reconciliation net liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss)	$ 56	$ (134)	$ 3
Foreign exchange	329	60	19
Deferred tax liability related to property, plant and equipment revaluations	4,556	3,516	2,755
The taxable temporary difference attributable to Brookfield Renewables interest in its subsidiaries	4,021	2,633	3,392
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	869	638	622
Recognized in net income (loss)	5	255	16
Recognized in equity	0	(52)	0
Business combination	0	30	0
Foreign exchange	5	(2)	0
Balance, end of year	879	869	638
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(5,029)	(4,224)	(3,832)
Recognized in net income (loss)	(61)	(121)	(19)
Recognized in equity	(1,046)	(766)	(383)
Business combination	(1)	20	(9)
Foreign exchange	324	62	19
Balance, end of year	(5,813)	(5,029)	(4,224)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(4,160)	(3,586)	(3,210)
Recognized in net income (loss)	(56)	134	(3)
Recognized in equity	(1,046)	(818)	(383)
Business combination	(1)	50	(9)
Foreign exchange	329	60	19
Balance, end of year	$ (4,934)	$ (4,160)	$ (3,586)